Cash Flow Information	12 Months Ended
Jun. 30, 2019
Disclosure Of Cash Flow Information [Abstract]
CASH FLOW INFORMATION

13.	CASH FLOW INFORMATION

	Years Ended June 30,
	2019	2018	2017

(a) Reconciliation of Net Loss to Net Cash Flows From Operations
Net loss	(12,337,830)	(8,265,737)	(7,542,076)

Non-cash items
Depreciation of property and equipment	29,696	21,799	21,328
Non-cash issue of equity in consideration of operating expenses	89,138	764,539	24,460
Foreign exchange (gain) loss	(403,879)	278,117	656,019
	-	-	-
Changes in assets and liabilities
Decrease (increase) in trade and other receivables	(1,677,087)	(116,837)	1,746,152
Decrease (increase) in other current assets	(365,144)	18,988	(4,069)
(Decrease) increase in trade and other payables	662,926	1,162,812	(856,131)
(Decrease) in other current liabilities	-	-	-
Increase in provision for employee entitlements	47,362	(108,869)	89,237

Net cash flows used in operating activities	(13,954,818)	(6,245,188)	(5,865,080)

(b)	Reconciliation of Cash and Cash Equivalents

Cash and cash equivalents balance comprises:
- cash and cash equivalents on hand	14,399,904	15,235,556	21,884,957

Closing cash and cash equivalents balance	14,399,904	15,235,556	21,884,957

(c)	Non-Cash Financing and Investing Activities

There were no non-cash financing and investing activities during the years ended June 30, 2019, 2018 and 2017.